Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	1 year
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Employer contribution amount	$ 6,789,822	$ 4,939,711
Forfeited nonvested account	341,002	316,010
Forfeited nonvested account, decrease from employer contribution	170,568	$ 158,366
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	25.00%
EBP, Compensation 1
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.25%	3.00%
EBP, Compensation 2
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.25%	2.75%
EBP, Compensation 3
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%	1.50%
EBP, Compensation 4
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	1.00%	0.72%
EBP, Compensation 5
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	0.40%	0.365%
Employer Discretionary Contributions
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%